Annual Operating Expenses {- Industrials Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Industrials Portfolio - VIP Industrials Portfolio-Initial VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.68%